united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 85.3%
	FEDERAL HOME LOAN MORTGAGE CORP. - 22.5% (a)
$ 2,173,111	FHLMC Multifamily Structured Pass Through Certificates (b)	0.5218	11/25/2021	$ 2,170,250
353,027	FHLMC Multifamily Structured Pass Through Certificates (b)	0.5439	4/25/2019	352,341
6,123,000	FHLMC Multifamily Structured Pass Through Certificates	1.8690	11/25/2019	6,189,303
2,170,000	FHLMC Multifamily Structured Pass Through Certificates	2.1300	1/25/2019	2,218,504
545,000	FHLMC Multifamily Structured Pass Through Certificates	2.3230	10/25/2018	560,140
215,000	FHLMC Multifamily Structured Pass Through Certificates	2.4120	8/25/2018	221,237
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.6990	5/25/2018	517,583
3,700,000	FHLMC Multifamily Structured Pass Through Certificates	2.7700	5/25/2025	3,713,462
1,035,852	FHLMC Multifamily Structured Pass Through Certificates	3.1540	2/25/2018	1,078,546
5,560,000	FHLMC Multifamily Structured Pass Through Certificates (b)	3.2500	4/25/2023	5,894,339
3,845,000	FHLMC Multifamily Structured Pass Through Certificates (b)	3.3200	2/25/2023	4,094,181
2,800,000	FHLMC Multifamily Structured Pass Through Certificates	3.3290	5/25/2025	2,974,251
538,000	FHLMC Multifamily Structured Pass Through Certificates	3.9740	1/25/2021	593,106
1,038,000	FHLMC Multifamily Structured Pass Through Certificates	3.9890	6/25/2021	1,142,757
1,591,526	Freddie Mac Gold Pool	3.5000	5/1/2043	1,666,385
314,837	Freddie Mac Gold Pool	4.0000	2/1/2044	339,912
469,896	Freddie Mac Gold Pool	5.0000	5/1/2041	515,690
42,489	Freddie Mac Gold Pool	7.5000	6/1/2017	43,747
170,070	Freddie Mac Non Gold Pool (b)	2.1240	6/1/2037	179,644
136,224	Freddie Mac Non Gold Pool (b)	2.1450	6/1/2037	144,056
76,995	Freddie Mac Non Gold Pool (b)	2.2500	1/1/2023	79,217
714,317	Freddie Mac Non Gold Pool (b)	2.2500	1/1/2035	760,039
1,089,595	Freddie Mac Non Gold Pool (b)	2.2590	11/1/2036	1,160,296
544,351	Freddie Mac Non Gold Pool (b)	2.3120	11/1/2038	579,232
388,557	Freddie Mac Non Gold Pool (b)	2.3510	11/1/2033	414,353
242,926	Freddie Mac Non Gold Pool (b)	2.3680	4/1/2036	257,486
548,714	Freddie Mac Non Gold Pool (b)	2.4000	4/1/2037	583,090
216,991	Freddie Mac Non Gold Pool (b)	2.4090	9/1/2038	231,112
454,156	Freddie Mac Non Gold Pool (b)	2.4110	1/1/2035	484,377
725,651	Freddie Mac Non Gold Pool (b)	2.4190	2/1/2036	771,866
532,355	Freddie Mac Non Gold Pool (b)	2.4260	2/1/2036	568,167
622,717	Freddie Mac Non Gold Pool (b)	2.4300	1/1/2033	666,543
339,591	Freddie Mac Non Gold Pool (b)	2.4330	11/1/2038	362,204
52,067	Freddie Mac Non Gold Pool (b)	2.4360	7/1/2024	54,461
2,114,016	Freddie Mac Non Gold Pool (b)	2.4400	3/1/2037	2,248,629
5,821,524	Freddie Mac Non Gold Pool (b)	2.4690	9/1/2038	6,196,213
3,255,356	Freddie Mac Non Gold Pool (b)	2.4700	8/1/2033	3,446,949
612,533	Freddie Mac Non Gold Pool (b)	2.4700	9/1/2035	651,402
668,317	Freddie Mac Non Gold Pool (b)	2.4750	6/1/2034	710,597
597,050	Freddie Mac Non Gold Pool (b)	2.4770	3/1/2036	633,529
357,566	Freddie Mac Non Gold Pool (b)	2.4830	4/1/2037	381,749
712,493	Freddie Mac Non Gold Pool (b)	2.4870	2/1/2035	765,032
182,837	Freddie Mac Non Gold Pool (b)	2.4960	5/1/2037	183,932
4,110,599	Freddie Mac Non Gold Pool (b)	2.5620	3/1/2038	4,395,710
2,609,645	Freddie Mac Non Gold Pool (b)	2.6550	11/1/2036	2,793,702
1,065,290	Freddie Mac Non Gold Pool (b)	2.6890	5/1/2036	1,136,366
261,521	Freddie Mac Non Gold Pool (b)	2.8050	3/1/2037	281,946
474,912	Freddie Mac Non Gold Pool (b)	2.9920	9/1/2038	503,403
88,835	Freddie Mac Non Gold Pool (b)	4.8180	12/1/2037	93,309
154,359	Freddie Mac REMICS (b,c)	0.3566	4/15/2018	154,331
95,027	Freddie Mac REMICS (b,c)	0.4066	10/15/2017	95,133
65,035	Freddie Mac REMICS (b,c)	0.4466	5/15/2036	65,043
59,999	Freddie Mac REMICS (b,c)	0.5966	8/15/2035	60,120
368,301	Freddie Mac REMICS (b,c)	0.6066	11/15/2032	372,531
43,276	Freddie Mac REMICS (b,c)	0.6066	1/15/2033	43,728
33,148	Freddie Mac REMICS (b,c)	0.7066	3/15/2032	33,611
214,274	Freddie Mac REMICS (b,c)	0.9566	12/15/2032	218,927
70,837	Freddie Mac REMICS (b,c)	1.1566	12/15/2031	72,611
121,041	Freddie Mac REMICS (b,c)	1.2066	3/15/2032	124,894
520,284	Freddie Mac REMICS (b,c)	3.9151	6/15/2048	528,612
432,138	Freddie Mac REMICS (c)	4.0000	2/15/2020	449,211
316,987	Freddie Mac REMICS (c)	4.0000	4/15/2041	338,043
62,932	Freddie Mac REMICS (c)	4.2500	3/15/2034	65,986
1,004,702	Freddie Mac REMICS (c)	4.2912	12/15/2036	1,054,958
421,941	Freddie Mac REMICS (c)	4.5000	2/15/2020	439,942
27,558	Freddie Mac REMICS (c)	4.5000	11/15/2028	27,912
152,877	Freddie Mac REMICS (c)	4.5000	8/15/2034	161,300
124,873	Freddie Mac REMICS (c)	5.0000	2/15/2018	128,847
460,281	Freddie Mac REMICS (c)	5.0000	10/15/2019	484,836
1,905,466	Freddie Mac REMICS (c)	5.0000	12/15/2024	2,060,230
202,563	Freddie Mac REMICS (c)	5.0000	1/15/2026	220,322
53,405	Freddie Mac REMICS (c)	5.0000	10/15/2032	54,008
299,160	Freddie Mac REMICS (c)	5.0000	11/15/2032	301,020
1,490,000	Freddie Mac REMICS (c)	5.0000	9/15/2035	1,670,173
46,140	Freddie Mac REMICS (c)	5.5000	7/15/2033	48,673
753,366	Freddie Mac REMICS (c)	5.5000	11/15/2034	770,280
1,128,025	Freddie Mac REMICS (c)	5.5000	5/15/2035	1,253,617
2,986,296	Freddie Mac REMICS (c)	5.5000	2/15/2038	3,276,902
181,631	Freddie Mac REMICS (c)	6.0000	3/15/2029	201,044
459,419	Freddie Mac REMICS (c)	6.5000	12/15/2023	507,745
240,900	Freddie Mac REMICS (c)	6.5000	12/15/2028	276,421
				81,565,356
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 28.4% (a)
4,845,000	Fannie Mae TBA	3.0000	11/1/2042	4,900,263
4,000,000	Fannie Mae TBA	4.0000	11/1/2044	4,259,220
201,085	Fannie Mae Pool (b)	1.3830	4/1/2034	206,291
116,221	Fannie Mae Pool (b)	1.3830	9/1/2044	119,270
115,997	Fannie Mae Pool (b)	1.8120	2/1/2036	121,743
45,525	Fannie Mae Pool (b)	1.8750	2/1/2020	47,099
436,601	Fannie Mae Pool (b)	1.8850	8/1/2035	459,316
525,237	Fannie Mae Pool (b)	1.9120	1/1/2035	550,929
273,652	Fannie Mae Pool (b)	1.9360	7/1/2035	286,654
989,994	Fannie Mae Pool (b)	2.0300	2/1/2036	1,043,193
40,056	Fannie Mae Pool (b)	2.0540	11/1/2035	42,100
24,640	Fannie Mae Pool (b)	2.1120	1/1/2019	25,162
1,241,018	Fannie Mae Pool (b)	2.2340	4/1/2037	1,309,202
1,252,063	Fannie Mae Pool (b)	2.2470	7/1/2035	1,326,151
860,689	Fannie Mae Pool (b)	2.2500	10/1/2033	916,601
75,557	Fannie Mae Pool (b)	2.2590	3/1/2033	78,652
2,154,572	Fannie Mae Pool (b)	2.2650	9/1/2037	2,303,498
1,485,997	Fannie Mae Pool (b)	2.2820	4/1/2037	1,580,317
906,342	Fannie Mae Pool (b)	2.3100	1/1/2036	967,453
206,166	Fannie Mae Pool (b)	2.3100	12/1/2039	221,371
401,757	Fannie Mae Pool (b)	2.3280	9/1/2035	427,227
417,566	Fannie Mae Pool (b)	2.3320	9/1/2034	443,317
1,578,987	Fannie Mae Pool (b)	2.3640	11/1/2033	1,676,063
122,618	Fannie Mae Pool (b)	2.3750	5/1/2032	125,706
463,029	Fannie Mae Pool (b)	2.3800	8/1/2038	493,967
104,322	Fannie Mae Pool (b)	2.3890	5/1/2032	108,647
158,408	Fannie Mae Pool (b)	2.3930	1/1/2036	169,354
201,664	Fannie Mae Pool (b)	2.3950	9/1/2036	214,580
307,116	Fannie Mae Pool (b)	2.4050	8/1/2035	326,340
3,242,341	Fannie Mae Pool (b)	2.4260	3/1/2037	3,457,330
587,930	Fannie Mae Pool (b)	2.4370	9/1/2037	625,736
2,477,177	Fannie Mae Pool (b)	2.4380	10/1/2034	2,635,134
1,419,177	Fannie Mae Pool (b)	2.4380	1/1/2035	1,516,146
62,821	Fannie Mae Pool (b)	2.4440	7/1/2033	65,116
95,621	Fannie Mae Pool (b)	2.4500	6/1/2036	102,030
111,901	Fannie Mae Pool (b)	2.4510	5/1/2035	118,926
849,010	Fannie Mae Pool (b)	2.4530	10/1/2033	902,202
466,021	Fannie Mae Pool (b)	2.4530	4/1/2034	494,792
391,728	Fannie Mae Pool (b)	2.4530	7/1/2037	418,299
528,195	Fannie Mae Pool (b)	2.4550	4/1/2033	560,946
343,749	Fannie Mae Pool (b)	2.4690	10/1/2036	366,451
1,024,637	Fannie Mae Pool (b)	2.4730	7/1/2035	1,089,643
766,106	Fannie Mae Pool (b)	2.4730	8/1/2035	812,855
857,050	Fannie Mae Pool (b)	2.4730	8/1/2035	907,898
58,006	Fannie Mae Pool (b)	2.4800	8/1/2039	61,577
93,729	Fannie Mae Pool (b)	2.5010	9/1/2036	99,675
101,801	Fannie Mae Pool (b)	2.5080	11/1/2029	104,705
3,804,261	Fannie Mae Pool (b)	2.5100	3/1/2037	4,051,080
69,229	Fannie Mae Pool (b)	2.5110	2/1/2025	70,467
91,396	Fannie Mae Pool (b)	2.5200	5/1/2031	92,535
333,074	Fannie Mae Pool (b)	2.5300	6/1/2037	357,830
1,276,207	Fannie Mae Pool (b)	2.5360	10/1/2036	1,353,196
622,958	Fannie Mae Pool (b)	2.5370	6/1/2033	660,524
1,494,357	Fannie Mae Pool (b)	2.5500	7/1/2037	1,592,059
195,455	Fannie Mae Pool (b)	2.5800	8/1/2036	208,852
1,642,891	Fannie Mae Pool (b)	2.5930	10/1/2036	1,755,076
84,288	Fannie Mae Pool (b)	2.6250	9/1/2033	85,008
74,366	Fannie Mae Pool (b)	2.6400	1/1/2030	75,142
374,233	Fannie Mae Pool (b)	2.6790	5/1/2035	402,138
130,644	Fannie Mae Pool (b)	2.6820	8/1/2033	139,247
1,089,227	Fannie Mae Pool (b)	2.6880	1/1/2036	1,172,353
677,384	Fannie Mae Pool (b)	2.6980	8/1/2036	724,386
427,198	Fannie Mae Pool (b)	2.8540	7/1/2041	447,994
129,293	Fannie Mae Pool (b)	2.9760	11/1/2035	138,312
1,240,120	Fannie Mae Pool	3.0000	1/1/2043	1,260,575
3,076,137	Fannie Mae Pool	3.0000	3/1/2043	3,126,774
2,491,419	Fannie Mae Pool	3.0000	7/1/2043	2,533,132
44,265	Fannie Mae Pool (b)	3.1190	7/1/2029	45,899
305,085	Fannie Mae Pool (b)	3.2230	6/1/2035	326,669
521,235	Fannie Mae Pool	3.5000	7/1/2037	546,270
2,292,103	Fannie Mae Pool	3.5000	6/1/2042	2,401,923
1,668,377	Fannie Mae Pool	3.5000	7/1/2042	1,748,134
2,522,696	Fannie Mae Pool	3.5000	9/1/2042	2,643,827
10,622,423	Fannie Mae Pool	3.5000	9/1/2042	11,130,214
2,576,771	Fannie Mae Pool	3.5000	12/1/2042	2,700,676
1,816,936	Fannie Mae Pool	3.5000	4/1/2043	1,904,255
92,552	Fannie Mae Pool (b)	3.6050	2/1/2023	95,390
2,325,047	Fannie Mae Pool	4.0000	11/1/2042	2,507,166
896,926	Fannie Mae Pool	4.0000	4/1/2043	968,190
1,736,137	Fannie Mae Pool	4.0000	8/1/2043	1,853,985
281,795	Fannie Mae Pool	5.0000	7/1/2035	312,154
213,037	Fannie Mae Pool	5.0000	7/1/2037	235,961
175,847	Fannie Mae Pool	5.0000	6/1/2040	194,327
663,793	Fannie Mae Pool (b)	5.4530	1/1/2038	678,982
315,276	Fannie Mae Pool	5.5000	11/1/2023	346,235
48,103	Fannie Mae Pool	5.5000	7/1/2037	53,683
446,664	Fannie Mae Pool	6.0000	4/1/2033	513,826
30,157	Fannie Mae REMICS (b,c)	0.3939	1/25/2037	30,156
40,395	Fannie Mae REMICS (b,c)	0.4573	11/17/2029	40,534
14,964	Fannie Mae REMICS (b,c)	0.4939	5/25/2033	15,012
24,395	Fannie Mae REMICS (b,c)	0.7439	4/25/2032	24,684
1,099,407	Fannie Mae REMICS (b,c)	0.7628	12/18/2030	1,115,128
754,091	Fannie Mae REMICS (b,c)	0.7628	12/18/2030	764,873
366,051	Fannie Mae REMICS (b,c)	0.7939	12/25/2032	371,026
74,977	Fannie Mae REMICS (b,c)	1.0939	5/25/2022	75,904
303,242	Fannie Mae REMICS (b,c)	1.1939	8/25/2031	310,897
485,407	Fannie Mae REMICS (b,c)	1.1939	6/25/2043	499,057
48,384	Fannie Mae REMICS (c)	3.5000	9/25/2036	48,674
403,012	Fannie Mae REMICS (b,c)	3.6587	8/25/2038	434,704
96,561	Fannie Mae REMICS (c)	4.0000	1/25/2019	99,418
59,475	Fannie Mae REMICS (c)	5.0000	5/25/2023	63,044
10,156	Fannie Mae REMICS (c)	5.0000	7/25/2025	10,234
60,282	Fannie Mae REMICS (c)	5.0000	11/25/2032	66,112
584,888	Fannie Mae REMICS (c)	5.0000	1/25/2034	606,305
140,870	Fannie Mae REMICS (c)	5.0000	4/25/2034	148,681
1,036,629	Fannie Mae REMICS (c)	5.0000	6/25/2040	1,187,067
779,005	Fannie Mae REMICS (c)	5.5000	11/25/2025	850,918
112,177	Fannie Mae REMICS (c)	5.5000	1/25/2033	117,153
116,711	Fannie Mae REMICS (c)	5.5000	4/25/2035	128,653
93,549	Fannie Mae REMICS (c)	5.5000	11/25/2035	98,080
501,999	Fannie Mae REMICS (c)	6.0000	11/25/2032	577,202
419,131	Fannie Mae REMICS (b,c)	6.1154	5/25/2037	459,725
3,725,000	Fannie Mae-Aces (b)	3.0920	4/25/2027	3,843,665
				102,530,499
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 34.4%
4,211,722	Ginnie Mae II pool (b)	1.0260	7/20/2062	4,241,320
1,587,060	Ginnie Mae II pool (b)	1.1580	6/20/2062	1,605,635
949,875	Ginnie Mae II pool (b)	1.4300	12/20/2061	967,275
642,800	Ginnie Mae II pool (b)	1.6900	6/20/2058	658,525
2,175,902	Ginnie Mae II pool (b)	2.0770	2/20/2063	2,285,875
325,669	Ginnie Mae II pool (b)	2.2030	2/20/2063	343,894
3,440,670	Ginnie Mae II pool (b)	2.2510	2/20/2063	3,639,825
3,853,837	Ginnie Mae II pool (b)	2.3020	1/20/2063	4,060,917
962,850	Ginnie Mae II pool (b)	2.3140	10/20/2062	1,023,343
1,914,869	Ginnie Mae II pool (b)	2.3340	1/20/2063	2,031,828
1,593,375	Ginnie Mae II pool (b)	2.3520	2/20/2063	1,687,581
8,906,313	Ginnie Mae II pool (b)	2.3520	3/20/2063	9,461,261
3,401,634	Ginnie Mae II pool (b)	2.4760	9/20/2062	3,641,028
1,539,746	Ginnie Mae II pool (b)	2.5640	2/20/2063	1,642,539
1,240,923	Ginnie Mae II pool	4.3120	2/20/2063	1,356,820
2,399,264	Ginnie Mae II pool	4.4660	12/20/2062	2,623,997
1,771,832	Ginnie Mae II pool	4.4790	2/20/2062	1,907,751
4,873,012	Ginnie Mae II pool	4.5050	4/20/2063	5,338,962
4,963,528	Ginnie Mae II pool	4.5210	12/20/2061	5,327,585
3,928,889	Ginnie Mae II pool	4.5240	7/20/2062	4,255,908
3,113,814	Ginnie Mae II pool	4.5320	12/20/2062	3,401,951
2,918,486	Ginnie Mae II pool	4.5460	11/20/2062	3,175,619
1,897,925	Ginnie Mae II pool	4.5580	8/20/2062	2,048,103
625,182	Ginnie Mae II pool	4.5600	3/20/2062	672,424
3,760,721	Ginnie Mae II pool	4.5830	7/20/2062	4,073,291
3,165,142	Ginnie Mae II pool	4.5830	11/20/2062	3,446,085
2,916,578	Ginnie Mae II pool	4.5880	10/20/2062	3,165,805
1,259,269	Ginnie Mae II pool	4.6040	6/20/2062	1,362,692
460,748	Ginnie Mae II pool	4.6390	3/20/2062	496,303
1,890,842	Ginnie Mae II pool	4.6500	1/20/2061	1,999,342
2,385,260	Ginnie Mae II pool	4.7000	8/20/2061	2,543,575
474,148	Ginnie Mae II pool	4.7430	1/20/2061	499,873
1,105,598	Ginnie Mae II pool	4.8080	8/20/2062	1,186,524
1,767,697	Ginnie Mae II pool	4.8100	2/20/2061	1,878,346
366,051	Ginnie Mae II pool	4.8260	6/20/2061	403,822
2,540,031	Ginnie Mae II pool	4.8510	5/20/2062	2,703,125
869,524	Ginnie Mae II pool	4.9090	6/20/2062	926,902
766,911	Ginnie Mae II pool	4.9170	2/20/2062	817,620
2,673,571	Government National Mortgage Association (b,c)	0.4418	4/20/2065	2,661,393
520,501	Government National Mortgage Association (b,c)	0.4590	12/16/2028	520,977
5,071,334	Government National Mortgage Association (b,c)	0.4918	4/20/2061	5,053,416
2,502,893	Government National Mortgage Association (b,c)	0.4918	7/20/2065	2,496,199
3,294,165	Government National Mortgage Association (b,c)	0.6918	10/20/2062	3,298,687
3,308,496	Government National Mortgage Association (b,c)	0.6918	12/20/2062	3,313,870
1,516,086	Government National Mortgage Association (b,c)	0.6918	7/20/2064	1,513,141
1,045,703	Government National Mortgage Association (b,c)	0.6918	7/20/2064	1,044,665
2,670,047	Government National Mortgage Association (b,c)	0.9800	4/20/2063	2,710,466
2,531,746	Government National Mortgage Association (c)	1.7500	3/20/2065	2,558,991
3,410,432	Government National Mortgage Association (b,c)	4.6078	6/20/2064	4,019,750
105,373	Government National Mortgage Association (b)	4.8977	3/16/2046	113,989
123,177	Government National Mortgage Association (b)	5.2492	11/16/2045	133,803
629,484	Government National Mortgage Association (c)	6.5000	4/20/2029	721,155
999,665	Government National Mortgage Association (b,c)	7.2176	7/20/2032	1,141,349
				124,205,122
	TOTAL U.S GOVERNMENT AGENCIES (Cost - $307,769,142)			308,300,977

	U.S. TREASURY NOTES - 14.2%
960,000	United States Department of Housing and Urban Development	1.8800	8/1/2019	971,173
5,000,000	United States Treasury Note (b)	0.0600	1/31/2016	5,000,040
6,300,000	United States Treasury Note (b)	0.0680	10/31/2016	6,298,475
5,635,000	United States Treasury Note (b)	0.0840	4/30/2016	5,635,716
11,000,000	United States Treasury Note (b)	0.0850	7/31/2016	11,001,397
15,000,000	United States Treasury Note (b)	0.0890	4/30/2017	14,990,760
4,965,000	United States Treasury Note	0.3750	2/15/2016	4,970,561
2,705,000	United States Treasury Note	1.7500	9/30/2022	2,704,156
	TOTAL U.S. TREASURY NOTES (Cost - $51,545,858)			51,572,278

	SHORT-TERM INVESTMENT - 1.3%
	DISCOUNT NOTE - 1.3%
4,560,000	Federal Home Loan Bank (Cost - $4,559,804)	0.0500	11/2/2015	4,559,804

	TOTAL INVESTMENTS - 100.8% (Cost - $363,874,804) (d)			$ 364,433,059
	OTHER ASSETS LESS LIABILITIES - NET - (0.8)%			(2,997,861)
	TOTAL NET ASSETS - 100.0%			$ 361,435,198

TBA	To be announced security.
(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $363,874,804 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ 4,101,613
		Unrealized Depreciation:		(3,543,358)
		Net Unrealized Appreciation:		$ 558,255

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.
Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. If market quotations are not readily available or if the advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.
A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.
Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$ -	$ 308,300,977	$ -	$ 308,300,977
U.S. Tresury Notes	-	51,572,278	-	51,572,278
Discount Note	-	4,559,804	-	4,559,804
Total	$ -	$ 364,433,059	$ -	$ 364,433,059
The Fund did not hold any Level 3 securities during the period.
There were no transfers between levels during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/25/2015

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 11/25/2015